Pension plan and other post-employment benefits (Details 4) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
PBS [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	R$ 54,544
Benefits paid in the year	(3,138)
Effective return on assets for the year	4,832
Company's contributions / (returns)	(2,850)
Actuarial gain (loss) on plan assets	805
Fair value of assets on ending balance	54,193
PBS Assisted [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	14,583
Benefits paid in the year	(931)
Effective return on assets for the year	1,319
Company's contributions / (returns)
Actuarial gain (loss) on plan assets	1,435
Fair value of assets on ending balance	16,406
Administration Agreement [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	287
Benefits paid in the year	(9)
Effective return on assets for the year	25
Company's contributions / (returns)	(21)
Actuarial gain (loss) on plan assets	(27)
Fair value of assets on ending balance	255
PAMEC Asset Policy [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance
Benefits paid in the year	(78)
Effective return on assets for the year
Company's contributions / (returns)	78
Actuarial gain (loss) on plan assets
Fair value of assets on ending balance
AES Telecom [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance	10,929
Benefits paid in the year	(646)
Effective return on assets for the year	1,004
Company's contributions / (returns)
Actuarial gain (loss) on plan assets	(483)
Fair value of assets on ending balance	10,804
Medical Plan [Member]
IfrsStatementLineItems [Line Items]
Fair value of assets on beginning balance
Benefits paid in the year
Effective return on assets for the year
Company's contributions / (returns)
Actuarial gain (loss) on plan assets
Fair value of assets on ending balance